Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total carrying value at period end
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated asset fair value (included in other assets)	$ 495
Estimated liability fair value (included in other liabilities)	(1,833)
Total	(1,338)
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated asset fair value (included in other assets)	0
Estimated liability fair value (included in other liabilities)	0
Total	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated asset fair value (included in other assets)	495
Estimated liability fair value (included in other liabilities)	(1,833)
Total	(1,338)
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated asset fair value (included in other assets)	0
Estimated liability fair value (included in other liabilities)	0
Total	$ 0